UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22049
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 22.9%

		Principal
Security		Amount	Value

Australia — 3.1%

Commonwealth of Australia, 5.75%, 6/15/11	AUD	5,077,000	$5,009,579
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	150,309
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	154,718

Total Australia (identified cost $4,760,179)			$5,314,606

Brazil — 0.1%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	285,705	$168,285

Total Brazil (identified cost $153,195)			$168,285

Canada — 1.5%

Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$134,002
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	906,577
Canada Housing Trust, 3.75%, 3/15/20	CAD	665,000	689,275
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	218,293
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	508,030

Total Canada (identified cost $2,216,966)			$2,456,177

Chile — 2.0%

Government of Chile, 2.10%, 9/1/15(1)	CLP	42,777,220	$85,134
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	81,206
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,180,051

Total Chile (identified cost $3,184,832)			$3,346,391

Congo — 0.0%(3)

Republic of Congo, 3.00%, 6/30/29	USD	64,600	$40,052

Total Congo (identified cost $26,018)			$40,052

Costa Rica — 0.6%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	437,750,021	$639,904
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	242,665,772	406,757

Total Costa Rica (identified cost $1,092,378)			$1,046,661

Czech Republic — 0.9%

Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,467,602

Total Czech Republic
(identified cost $1,520,165)			$1,467,602

Denmark — 0.4%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$44,026
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	208,790
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	193,215
Kingdom of Denmark, 6.00%, 11/15/11	DKK	460,000	90,176
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	218,075

Total Denmark (identified cost $700,654)			$754,282

Dominican Republic — 1.0%

Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	$1,695,581

Total Dominican Republic (identified cost $1,614,914)			$1,695,581

Georgia — 0.1%

Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$121,325

Total Georgia (identified cost $85,549)			$121,325

Israel — 0.2%

Israeli Government Bond, 3.00%, 10/31/19(1)	ILS	330,723	$103,747
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	872,985	288,885

Total Israel (identified cost $360,088)			$392,632

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$248,972

Total Macedonia (identified cost $173,083)			$248,972

Malaysia — 2.0%

Malaysian Government, 3.756%, 4/28/11	MYR	10,495,000	$3,388,922

Total Malaysia (identified cost $3,355,324)			$3,388,922

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

		Principal
Security		Amount	Value

Netherlands — 0.7%

Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$557,016
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	325,968
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	314,553

Total Netherlands
(identified cost $1,093,568)			$1,197,537

Peru — 1.9%

Republic of Peru, 9.91%, 5/5/15	PEN	7,200,000	$3,147,675

Total Peru (identified cost $3,098,000)			$3,147,675

Philippines — 1.6%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,624,564

Total Philippines (identified cost $2,393,781)			$2,624,564

Poland — 0.2%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,066,229	$381,845

Total Poland (identified cost $329,285)			$381,845

Slovakia — 2.1%

Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,550,461

Total Slovakia (identified cost $3,115,426)			$3,550,461

South Africa — 0.6%

Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$941,325

Total South Africa (identified cost $885,136)			$941,325

Sweden — 0.6%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$882,536
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	68,599

Total Sweden (identified cost $869,676)			$951,135

Taiwan — 1.9%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,169,673

Total Taiwan (identified cost $3,028,594)			$3,169,673

United Kingdom — 1.1%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$385,747
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	518,672
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	544,203
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	482,876

Total United Kingdom (identified cost $2,147,312)			$1,931,498

Uruguay — 0.2%

Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,374,723	$312,450

Total Uruguay (identified cost $232,615)			$312,450

Total Foreign Government Bonds (identified cost $36,436,738)			$38,649,651

Collateralized Mortgage Obligations — 3.1%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.: Series 2127, Class PG, 6.25%, 2/15/29		$581,327	$624,636
Federal National Mortgage Association:
Series 1991-139, Class PN,
7.50%, 10/25/21		747,088	862,313
Series 2001-31, Class ZA,
6.00%, 7/25/31		2,077,709	2,318,788
Series 2009-62, Class WA,
5.55%, 8/25/39(5)		1,239,477	1,365,761

Total Collateralized Mortgage Obligations (identified cost $4,919,231)			$5,171,498

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

Mortgage Pass-Throughs — 11.2%

		Principal
Security		Amount	Value

Federal National Mortgage Association:
3.00%, with maturity at 2035(6)		$1,728,958	$1,796,367
4.49%, with maturity at 2035(6)		1,895,129	2,027,299
6.00%, with maturity at 2019		277,865	304,959
6.50%, with various maturities to 2036		4,350,407	4,939,914
7.00%, with various maturities to 2033		2,191,665	2,542,032
7.50%, with maturity at 2035		757,577	889,186
8.50%, with maturity at 2032		687,062	825,095

			$13,324,852

Government National Mortgage Association:
7.00%, with various maturities to 2035		$2,599,706	$3,038,492
8.00%, with maturity at 2016		869,839	930,747
9.00%, with various maturities to 2024		1,366,029	1,635,990

			$5,605,229

Total Mortgage Pass-Throughs (identified cost $17,876,634)			$18,930,081

Precious Metals — 3.6%

		Troy
Description		Ounces	Value

Gold		1,947	$2,643,546
Silver		135,008	3,335,709

Total Precious Metals (identified cost $4,769,946)			$5,979,255

Short-Term Investments — 57.6%
Foreign Government Securities — 47.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 3.4%

Letras Do Tesouro Nacional, 0.00%, 1/1/11	BRL	6,740	$3,893,641
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	3,462	1,899,161

Total Brazil (identified cost $5,565,326)			$5,792,802

Canada — 0.7%

Canada Housing Trust, 4.05%, 3/15/11(2)	CAD	1,120	$1,110,501

Total Canada (identified cost $1,083,978)			$1,110,501

Croatia — 5.2%

Croatia Treasury Bill, 0.00%, 3/31/11	EUR	250	$345,667
Croatia Treasury Bill, 0.00%, 3/31/11	HRK	9,100	1,704,258
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	300	414,584
Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,554	6,239,698

Total Croatia (identified cost $7,882,165)			$8,704,207

Czech Republic — 2.3%

Czech Republic Government Bond, 4.10%, 4/11/11	CZK	67,840	$3,878,819

Total Czech Republic (identified cost $3,327,579)			$3,878,819

Denmark — 2.4%

Kingdom of Denmark, 4.00%, 11/15/10	DKK	21,235	$3,966,559

Total Denmark (identified cost $3,589,882)			$3,966,559

Egypt — 2.7%

Egypt Treasury Bill, 0.00%, 11/2/10	EGP	3,675	$636,156
Egypt Treasury Bill, 0.00%, 11/23/10	EGP	15,275	2,630,826
Egypt Treasury Bill, 0.00%, 12/14/10	EGP	225	38,541
Egypt Treasury Bill, 0.00%, 12/28/10	EGP	500	85,339
Egypt Treasury Bill, 0.00%, 1/25/11	EGP	950	160,960
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	225	37,981
Egypt Treasury Bill, 0.00%, 3/1/11	EGP	2,025	339,931
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	300	50,074
Egypt Treasury Bill, 0.00%, 4/5/11	EGP	975	162,108
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	200	32,674
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	150	24,409
Egypt Treasury Bill, 0.00%, 7/12/11	EGP	550	88,939
Egypt Treasury Bill, 0.00%, 8/9/11	EGP	1,725	276,744

Total Egypt (identified cost $4,640,922)			$4,564,682

Georgia — 1.2%

Bank of Georgia Promissory Note, 7.00%, 6/20/11(7)	AZN	804	$1,003,558
Bank of Georgia Promissory Note, 11.00%, 6/3/11(7)	GEL	1,807	1,017,543

Total Georgia (identified cost $2,000,000)			$2,021,101

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Hungary — 2.0%

Hungary Government Bond, 6.75%, 4/22/11	HUF	670,000	$3,449,607

Total Hungary (identified cost $2,988,890)			$3,449,607

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 11/15/10	ISK	2,800	$21,284
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	890	6,700
Iceland Treasury Note, 13.75%, 12/10/10	ISK	1,900	14,635

Total Iceland (identified cost $38,855)			$42,619

Israel — 4.7%

Israeli Treasury Bill, 0.00%, 11/3/10	ILS	10,375	$2,852,947
Israeli Treasury Bill, 0.00%, 12/1/10	ILS	190	52,168
Israeli Treasury Bill, 0.00%, 1/5/11	ILS	1,288	352,973
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	12,520	3,412,479
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	4,760	1,292,290

Total Israel (identified cost $7,584,363)			$7,962,857

Kazakhstan — 0.4%

Kazakhstan National Bank, 0.00%, 1/7/11	KZT	91,000	$615,389

Total Kazakhstan (identified cost $615,717)			$615,389

Lebanon — 2.2%

Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	90,970	$60,569
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	71,460	47,508
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	224,960	149,219
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	70,000	46,396
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	296,720	196,513
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	111,780	73,972
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	106,840	70,647
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	71,200	47,004
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	142,490	93,913
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	402,930	265,123
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	383,760	250,758
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	243,200	157,281
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	54,000	34,715
Lebanon Treasury Bill, 0.00%, 8/25/11	LBP	2,787,000	1,788,006
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	76,270	48,728
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	550,710	366,674
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	60,970	40,791

Total Lebanon (identified cost $3,723,528)			$3,737,817

Mauritius — 1.0%

Mauritius Treasury Bill, 0.00%, 12/17/10	MUR	51,000	$1,710,246

Total Mauritius (identified cost $1,661,722)			$1,710,246

Mexico — 4.8%

Mexico Treasury Bill, 0.00%, 11/25/10	MXN	59,865	$4,834,191
Mexico Treasury Bill, 0.00%, 12/2/10	MXN	37,025	2,987,637
Mexico Treasury Bill, 0.00%, 3/10/11	MXN	3,959	315,723

Total Mexico (identified cost $7,722,959)			$8,137,551

Morocco — 1.0%

Morocco Government Bond, 3.40%, 11/15/10	MAD	13,000	$1,606,573

Total Morocco (identified cost $1,488,478)			$1,606,573

Romania — 1.0%

Romania Treasury Bill, 0.00%, 2/23/11	RON	5,250	$1,670,257

Total Romania (identified cost $1,657,920)			$1,670,257

Serbia — 0.8%

Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,422,696

Total Serbia (identified cost $1,349,847)			$1,422,696

South Korea — 2.9%

Korea Monetary Stabilization Bond, 0.00%, 11/9/10	KRW	249,810	$221,896
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	111,200	98,674
Korea Monetary Stabilization Bond, 0.00%, 12/24/10	KRW	3,059,430	2,710,047
Korea Monetary Stabilization Bond, 3.07%, 1/28/11	KRW	925,600	823,785
Korea Monetary Stabilization Bond, 4.64%, 10/4/11	KRW	1,128,490	1,020,021

Total South Korea (identified cost $4,846,333)			$4,874,423

Sri Lanka — 0.6%

Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	20,070	$179,559
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	8,460	73,790
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	7,320	63,760

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

		Principal
		Amount
Security		(000’s omitted)	Value

Sri Lanka (continued)

Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	19,800	$171,307
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	5,000	43,259
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	34,640	295,227
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	17,160	145,659
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	8,120	68,092

Total Sri Lanka (identified cost $1,023,424)			$1,040,653

Switzerland — 4.8%

Switzerland National Bank, 0.00%, 11/22/10	CHF	1,000	$1,016,168
Switzerland National Bank, 0.00%, 12/20/10	CHF	3,000	3,048,199
Switzerland National Bank, 0.00%, 1/10/11	CHF	4,000	4,063,818

Total Switzerland (identified cost $8,272,827)			$8,128,185

Turkey — 2.6%

Turkey Government Bond, 0.00%, 11/3/10	TRY	6,210	$4,329,487

Total Turkey (identified cost $3,940,840)			$4,329,487

Uruguay — 0.8%

Uruguay Treasury Bill, 0.00%, 12/9/10	UYU	19,700	$972,680
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	9,300	426,593

Total Uruguay (identified cost $1,367,179)			$1,399,273

Zambia — 0.0%(3)

Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	184,000	$39,222

Total Zambia (identified cost $39,188)			$39,222

Total Foreign Government Securities (identified cost $76,411,922)			$80,205,526

Other Securities — 10.1%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(8)(9)		$17,001	$17,001,476

Total Other Securities
(identified cost $17,001,476)			$17,001,476

Total Short-Term Investments
(identified cost $93,413,398)			$97,207,002

Total Investments — 98.4%
(identified cost $157,415,947)			$165,937,487

Other Assets, Less Liabilities — 1.6%			$2,767,962

Net Assets — 100.0%			$168,705,449

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD - Australian Dollar

AZN - Azerbaijani Manat

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CRC - Costa Rican Colon

CZK - Czech Koruna

DKK - Danish Krone

DOP - Dominican Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound Sterling

GEL - Georgian Lari

HRK - Croatian Kuna

HUF - Hungarian Forint

ILS - Israeli Shekel

ISK - Icelandic Krona

KRW - South Korean Won

KZT - Kazak Tenge

LBP - Lebanese Pound

LKR - Sri Lankan Rupee

MAD - Moroccan Dirham

MUR - Mauritian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nouveau Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RSD - Serbian Dinar

SEK - Swedish Krona

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS CONT’D

TRY - New Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
UYU - Uruguayan Peso
ZMK - Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2010, the aggregate value of these securities is $2,235,371 or 1.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2010.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2010.

(9)	Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the year ended October 31, 2010 was $29,682 and $0, respectively.

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

As of October 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $140,414,471)	$148,936,011
Affiliated investment, at value (identified cost, $17,001,476)	17,001,476
Cash	2,807,920
Cash collateral on deposit at broker	4,320
Foreign currency, at value (identified cost, $220,797)	223,742
Interest receivable	1,158,081
Interest receivable from affiliated investment	2,678
Receivable for open forward foreign currency exchange contracts	1,342,689
Receivable for closed forward foreign currency exchange contracts	75,752
Receivable for open swap contracts	59,222
Receivable for closed swap contracts	41,501
Receivable for closed options	33,564
Premium paid on open swap contracts	261,224

Total assets	$171,948,180

Liabilities

Payable for investments purchased	$1,112,259
Payable for variation margin on open financial futures contracts	1,094
Payable for open forward foreign currency exchange contracts	1,682,579
Payable for closed forward foreign currency exchange contracts	9,464
Payable for open swap contracts	141,866
Payable for closed swap contracts	2,610
Payable to affiliates:
Investment adviser fee	88,465
Trustees’ fees	504
Accrued expenses	203,890

Total liabilities	$3,242,731

Net Assets applicable to investors’ interest in Portfolio	$168,705,449

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$160,554,161
Net unrealized appreciation	8,151,288

Total	$168,705,449

Consolidated Statement of Operations

For the Year Ended
October 31, 2010

Investment Income

Interest (net of foreign taxes, $109,474)	$3,818,279
Dividends (net of foreign taxes, $211)	1,904
Interest allocated from affiliated investments	34,047
Expenses allocated from affiliated investments	(4,365)

Total investment income	$3,849,865

Expenses

Investment adviser fee	$688,448
Trustees’ fees and expenses	4,787
Custodian fee	259,631
Legal and accounting services	90,637
Miscellaneous	15,980

Total expenses	$1,059,483

Deduct —
Reduction of custodian fee	$33

Total expense reductions	$33

Net expenses	$1,059,450

Net investment income	$2,790,415

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,928,418
Investment transactions allocated from affiliated investments	1,513
Written options	152,300
Financial futures contracts	329,890
Swap contracts	808,305
Foreign currency and forward foreign currency exchange contract transactions	(4,333,910)

Net realized loss	$(1,113,484)

Change in unrealized appreciation (depreciation) —
Investments	$5,789,961
Written options	(83,337)
Financial futures contracts	12,465
Swap contracts	(199,444)
Foreign currency and forward foreign currency exchange contracts	(741,443)

Net change in unrealized appreciation (depreciation)	$4,778,202

Net realized and unrealized gain	$3,664,718

Net increase in net assets from operations	$6,455,133

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Consolidated Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2010	October 31, 2009

From operations —
Net investment income	$2,790,415	$1,608,888
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,113,484)	1,562,625
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	4,778,202	5,892,610

Net increase in net assets from operations	$6,455,133	$9,064,123

Capital transactions —
Contributions	$95,656,439	$33,505,208
Withdrawals	(2,987,484)	(6,742,649)

Net increase in net assets from capital transactions	$92,668,955	$26,762,559

Net increase in net assets	$99,124,088	$35,826,682

Net Assets

At beginning of year	$69,581,361	$33,754,679

At end of year	$168,705,449	$69,581,361

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Consolidated Supplementary Data

	Year Ended October 31,
				Period Ended
	2010	2009	2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.96%	0.90%	1.01%	1.35	%(3)
Net investment income	2.51%	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	45%	28%	14%	2	%(4)

Total Return	1.85%	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$168,705	$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to consolidated financial statements

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1   Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2010, Eaton Vance International Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 5.1%, 13.6% and 81.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2010 were $8,761,676 or 5.2% of the Portfolio’s consolidated net assets. The accompanying Consolidated Financial Statements include the accounts of the Subsidiary, which commenced operations in May 2010. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Portfolio is subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. Such tax is included in net realized gain (loss) on foreign currency.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. At the time the Portfolio enters into a repurchase agreement, it typically receives collateral at least equal to the repurchase price. The value of the collateral will be marked to market daily and, except in the case of a repurchase agreement entered to facilitate a short sale, the value of such collateral will at least equal 90% of such repurchase price. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Portfolio is less than the repurchase price. In such a case, the Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2010, the Portfolio’s investment adviser fee totaled $691,226 of which $2,778 was allocated from Cash Management Portfolio and $688,448 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$27,178,046
U.S. Government and Agency Securities	7,583,845

$34,761,891

Sales

Investments (non-U.S. Government)	$18,490,999
U.S. Government and Agency Securities	6,084,464

$24,575,463

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,823,364

Gross unrealized appreciation	$8,354,195
Gross unrealized depreciation	(240,072)

Net unrealized appreciation	$8,114,123

The net unrealized depreciation on swaps, written options, futures, foreign currency and forward foreign currency exchange contracts at October 31, 2010 on a federal income tax basis was $1,272,712.

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/1/10	Euro 21,220,398	United States Dollar 29,852,644	JPMorgan Chase Bank	$318,092
11/4/10	Sri Lankan Rupee 20,070,000	United States Dollar 172,201	HSBC Bank USA	(7,534)
11/10/10	Euro 4,042,597	United States Dollar 5,652,747	Standard Chartered Bank	26,789
11/16/10	Euro 12,090,398	United States Dollar 16,820,948	Bank of America	(3,704)
11/22/10	Euro 745,324	United States Dollar 1,038,792	Goldman Sachs, Inc.	1,693
12/1/10	Euro 300,000	United States Dollar 413,838	Deutsche Bank	(3,560)
12/2/10	Mexican Peso 5,785,000	United States Dollar 438,158	Bank of America	(29,442)
12/2/10	Mexican Peso 10,760,000	United States Dollar 805,389	Barclays Bank PLC	(64,339)
12/2/10	Mexican Peso 10,240,000	United States Dollar 767,012	Credit Suisse	(60,684)
12/2/10	Mexican Peso 10,240,000	United States Dollar 768,509	HSBC Bank USA	(59,187)
12/20/10	Swiss Franc 2,999,402	United States Dollar 3,049,334	Goldman Sachs, Inc.	120
1/10/11	Euro 2,922,215	United States Dollar 4,105,793	Goldman Sachs, Inc.	42,292
2/23/11	Euro 1,197,183	United States Dollar 1,667,098	JPMorgan Chase Bank	3,531
3/18/11	Sri Lankan Rupee 8,460,000	United States Dollar 69,515	HSBC Bank USA	(5,946)
3/25/11	Sri Lankan Rupee 7,320,000	United States Dollar 60,471	Standard Chartered Bank	(4,809)
3/31/11	Euro 250,000	United States Dollar 337,200	HSBC Bank USA	(9,972)
4/6/11	Israeli Shekel 1,380,000	United States Dollar 370,739	Barclays Bank PLC	(7,934)
4/6/11	Israeli Shekel 1,378,000	United States Dollar 370,132	Citigroup Global Markets	(7,992)
4/6/11	Israeli Shekel 2,835,000	United States Dollar 728,230	Citigroup Global Markets	(49,696)
4/6/11	Israeli Shekel 2,758,000	United States Dollar 741,199	Deutsche Bank	(15,598)
4/6/11	Israeli Shekel 4,169,000	United States Dollar 1,071,447	Deutsche Bank	(72,529)
4/7/11	Euro 300,000	United States Dollar 401,961	HSBC Bank USA	(14,595)
4/29/11	Sri Lankan Rupee 5,000,000	United States Dollar 41,771	Standard Chartered Bank	(2,776)
7/7/11	Euro 4,554,000	United States Dollar 5,732,029	Deutsche Bank	(580,669)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(383,625)

				$(992,074)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/4/10	Polish Zloty 25,710	Euro 6,435	Barclays Bank PLC	$63
11/4/10	Qatari Riyal 12,290,063	United States Dollar 3,375,556	Deutsche Bank	1,908
11/5/10	South Korean Won 148,400,000	United States Dollar 131,765	Bank of America	102
11/8/10	Indian Rupee 103,720,000	United States Dollar 2,201,656	Goldman Sachs, Inc.	131,123
11/8/10	Malaysian Ringgit 882,000	United States Dollar 283,939	Credit Suisse	(383)
11/10/10	British Pound Sterling 1,210,908	Euro 1,377,465	HSBC Bank USA	23,210
11/10/10	British Pound Sterling 796,792	United States Dollar 1,263,713	Goldman Sachs, Inc.	12,954
11/10/10	Kuwaiti Dinar 450,000	United States Dollar 1,588,983	Barclays Bank PLC	11,689
11/10/10	Russian Ruble 96,900,000	United States Dollar 3,240,152	HSBC Bank USA	(100,708)
11/12/10	Indonesian Rupiah 1,058,000,000	United States Dollar 117,295	Deutsche Bank	1,005
11/12/10	New Turkish Lira 232,471	United States Dollar 162,880	Bank of America	(1,114)
11/12/10	New Turkish Lira 101,621	United States Dollar 71,970	HSBC Bank USA	(1,256)
11/12/10	Polish Zloty 12,843,034	Euro 3,224,220	Bank of America	16,099
11/15/10	New Turkish Lira 736,999	United States Dollar 480,850	Bank of America	31,732
11/15/10	Polish Zloty 1,050,000	Euro 265,614	Credit Suisse	(1,552)
11/19/10	Indian Rupee 25,170,000	United States Dollar 567,659	Barclays Bank PLC	(2,420)
11/19/10	Indonesian Rupiah 3,365,370,000	United States Dollar 376,988	Citigroup Global Markets	(860)
11/19/10	Norwegian Krone 29,404,281	Euro 3,624,623	Goldman Sachs, Inc.	(27,433)
11/19/10	Swedish Krona 1,333,288	Euro 143,929	Citigroup Global Markets	(778)

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/19/10	Thai Baht 50,000,000	United States Dollar 1,666,667	Barclays Bank PLC	$387
11/23/10	Singapore Dollar 4,235,844	United States Dollar 3,113,305	Goldman Sachs, Inc.	159,439
11/26/10	Indian Rupee 20,000,000	United States Dollar 448,129	Barclays Bank PLC	573
11/26/10	Indian Rupee 20,000,000	United States Dollar 448,129	Citigroup Global Markets	573
11/26/10	Indian Rupee 26,940,000	United States Dollar 603,630	Deutsche Bank	772
11/26/10	Indian Rupee 26,940,000	United States Dollar 603,630	Standard Chartered Bank	772
11/26/10	Indonesian Rupiah 27,987,000,000	United States Dollar 3,127,039	Credit Suisse	(524)
11/29/10	Zambian Kwacha 6,020,000,000	United States Dollar 1,167,798	Barclays Bank PLC	125,643
11/29/10	Zambian Kwacha 235,100,000	United States Dollar 48,454	Citigroup Global Markets	2,059
11/29/10	Zambian Kwacha 1,391,200,000	United States Dollar 263,485	Standard Chartered Bank	35,425
11/29/10	Zambian Kwacha 93,650,000	United States Dollar 18,977	Standard Chartered Bank	1,145
11/30/10	Ghanaian Cedi 2,205,000	United States Dollar 1,505,633	Barclays Bank PLC	18,916
12/2/10	Swedish Krona 21,620,000	Euro 2,317,564	Goldman Sachs, Inc.	9,341
12/6/10	Indonesian Rupiah 2,432,000,000	United States Dollar 271,945	Citigroup Global Markets	(421)
12/8/10	Malaysian Ringgit 882,000	United States Dollar 283,674	Credit Suisse	195
12/14/10	Kazak Tenge 358,182,000	United States Dollar 2,433,302	Deutsche Bank	(7,394)
12/14/10	Ugandan Schilling 3,465,600,000	United States Dollar 1,526,024	Citigroup Global Markets	(20,509)
12/16/10	Philippine Peso 35,250,000	United States Dollar 789,898	Credit Suisse	28,881
12/16/10	Swedish Krona 7,380,000	Euro 798,641	Goldman Sachs, Inc.	(7,617)
12/17/10	Colombian Peso 273,125,859	United States Dollar 152,397	Credit Suisse	(3,894)
12/22/10	Colombian Peso 8,630,000,000	United States Dollar 4,795,777	Credit Suisse	(102,910)
12/29/10	New Zealand Dollar 4,566,000	United States Dollar 3,315,692	HSBC Bank USA	149,288
12/29/10	Nigerian Naira 242,190,000	United States Dollar 1,560,000	Barclays Bank PLC	20,475
1/18/11	Canadian Dollar 1,216,567	United States Dollar 1,202,240	JPMorgan Chase Bank	(11,646)
1/28/11	Ukrainian Hryvnia 12,255,000	United States Dollar 1,518,211	Barclays Bank PLC	(5,559)
2/2/11	Kenyan Shilling 119,970,000	United States Dollar 1,482,942	Citigroup Global Markets	2,726
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	Citigroup Global Markets	2,096
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	HSBC Bank USA	4,646
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	(1,010)
6/7/12	Yuan Renminbi 26,100,000	United States Dollar 3,942,598	Barclays Bank PLC	156,935

				$652,184

At October 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $75,752 and a payable of $9,464.

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

12/10	4 U.S. 5-Year Treasury Note	Short	$(480,375)	$(486,313)	$(5,938)

					$(5,938)

Interest Rate Swaps

		Portfolio
	Notional	Pays/				Net
	Amount	Receives	Floating	Annual		Unrealized
	(000’s	Floating	Rate	Fixed	Termination	Appreciation
Counterparty	omitted)	Rate	Index	Rate	Date	(Depreciation)

Bank of America	ILS 380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(6,727)

Bank of America	ILS 400	Receive	3-month ILS TELBOR	4.54	1/6/15	(8,289)

Barclays Bank PLC	ILS 178	Receive	3-month ILS TELBOR	5.15	3/5/20	(4,307)

Barclays Bank PLC	ILS 181	Receive	3-month ILS TELBOR	5.16	3/8/20	(4,401)

JPMorgan Chase Bank	BRL 2,569	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	3,336

						$(20,388)

BRL - Brazilian Real
ILS - Israeli Shekel

Credit Default Swaps — Buy Protection

		Notional	Contract			Net
		Amount	Annual			Unrealized
Reference		(000’s	Fixed		Termination	Appreciation
Entity	Counterparty	omitted)	Rate*		Date	(Depreciation)

Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$506

Austria	Barclays Bank PLC	100	1.42		3/20/14	(3,028)

Egypt	Bank of America	100	1	.00(1)	6/20/15	(896)

Egypt	Citigroup Global Markets	50	1	.00(1)	6/20/20	(337)

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Buy Protection (continued)

		Notional		Contract			Net
		Amount		Annual			Unrealized
Reference		(000’s		Fixed		Termination	Appreciation
Entity	Counterparty	omitted)		Rate*		Date	(Depreciation)

Egypt	Citigroup Global Markets		$50	1	.00%(1)	6/20/20	$(68)

Egypt	Deutsche Bank		150	1	.00(1)	6/20/15	(287)

Egypt	Deutsche Bank		50	1	.00(1)	6/20/15	(503)

Egypt	Deutsche Bank		50	1	.00(1)	6/20/20	(100)

Kazakhstan	Citigroup Global Markets		100	1	.00(1)	6/20/15	(320)

Kazakhstan	Deutsche Bank		100	1	.00(1)	6/20/15	(279)

Lebanon	Barclays Bank PLC		100	1	.00(1)	12/20/14	591

Lebanon	Citigroup Global Markets		200	1	.00(1)	12/20/14	989

Lebanon	Citigroup Global Markets		100	1	.00(1)	3/20/15	1,925

Lebanon	Citigroup Global Markets		150	3.30		9/20/14	(3,176)

Lebanon	Credit Suisse		100	1	.00(1)	3/20/15	1,253

Lebanon	Credit Suisse		100	1	.00(1)	3/20/15	1,217

Lebanon	Deutsche Bank		100	1	.00(1)	3/20/15	1,695

Malaysia	Bank of America		100	0.83		12/20/14	(1,029)

Malaysia	Barclays Bank PLC		200	0.82		12/20/14	(1,975)

Malaysia	Barclays Bank PLC		200	2.40		3/20/14	(13,172)

Malaysia	Citigroup Global Markets		200	2.45		3/20/14	(13,520)

Philippines	Barclays Bank PLC		72	1	.00(1)	3/20/15	(1,445)

Philippines	Barclays Bank PLC		300	1.70		12/20/14	(8,001)

Philippines	Barclays Bank PLC		200	1.84		12/20/14	(6,499)

Philippines	Barclays Bank PLC		100	1.85		12/20/14	(3,291)

Philippines	Citigroup Global Markets		100	1.84		12/20/14	(3,250)

Philippines	Deutsche Bank		100	1	.00(1)	3/20/15	(2,226)

Philippines	JPMorgan Chase Bank		71	1	.00(1)	3/20/15	(1,425)

Philippines	JPMorgan Chase Bank		300	1.69		12/20/14	(7,877)

Russia	Citigroup Global Markets		100	1	.00(1)	6/20/15	229

Russia	Credit Suisse		100	1	.00(1)	3/20/15	175

Russia	Credit Suisse		100	1	.00(1)	6/20/15	308

Russia	Deutsche Bank		100	1	.00(1)	6/20/15	308

South Africa	Bank of America		200	1	.00(1)	12/20/19	(2,489)

South Africa	Barclays Bank PLC		200	1	.00(1)	12/20/19	(3,811)

South Africa	Citigroup Global Markets		100	1	.00(1)	12/20/19	(2,576)

South Africa	Credit Suisse		100	1	.00(1)	3/20/20	(1,877)

South Africa	JPMorgan Chase Bank		100	1	.00(1)	12/20/19	(2,815)

South Africa	JPMorgan Chase Bank		100	1	.00(1)	3/20/20	(2,657)

South Africa	JPMorgan Chase Bank		100	1	.00(1)	3/20/20	(1,058)

South Africa	JPMorgan Chase Bank		100	1	.00(1)	3/20/20	(914)

Spain	Barclays Bank PLC		100	1	.00(1)	3/20/20	7,596

Spain	Citigroup Global Markets		200	1	.00(1)	3/20/20	6,849

Spain	Citigroup Global Markets		100	1	.00(1)	3/20/20	6,150

Spain	Deutsche Bank		100	1	.00%(1)	3/20/20	6,293

Spain	Deutsche Bank		200	1	.00(1)	3/20/20	6,849

Thailand	Barclays Bank PLC		200	0.97		9/20/19	1,087

Thailand	Citigroup Global Markets		200	0.86		12/20/14	(832)

Thailand	Citigroup Global Markets		100	0.95		9/20/19	705

Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	(458)

Uruguay	Deutsche Bank		100	1	.00(1)	6/20/20	1

Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		70	1	.00(1)	3/20/15	8,201

Banco de Sabadell, S.A.	JPMorgan Chase Bank		70	3	.00(1)	3/20/15	780

Citibank Corp.	Bank of America		420	1	.00(1)	9/20/20	(11,748)

Citibank Corp.	JPMorgan Chase Bank		420	1	.00(1)	9/20/20	(13,284)

Erste Group Bank AG	Barclays Bank PLC		70	1	.00(1)	3/20/15	(110)

ING Verzekeringen N.V.	JPMorgan Chase Bank		70	1	.00(1)	3/20/15	1,851

iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	300	1	.00(1)	12/20/15	293

Rabobank Nederland NV	JPMorgan Chase Bank		70	1	.00(1)	3/20/15	35

Raiffeisen Zentralbank	Barclays Bank PLC		70	1	.00(1)	3/20/15	(809)

							$(62,256)

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Written currency call options activity for the year ended October 31, 2010 was as follows:

	Principal
	Amount of Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of year	JPY 1,335,000	$152,300
Options expired	JPY (1,335,000)	(152,300)

Outstanding, end of year	—	$—

JPY - Japanese Yen

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio enters into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate and cross-currency swap contracts. The Portfolio also enters into interest rate swap agreements to enhance return or as a subsitution for the purchase or sale of securities. The Portfolio also purchases and sells U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $1,307,327.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the-counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,477,663, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $356,962. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $517,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2010 was as follows:

	Fair Value
Consolidated Statement of			Foreign	Interest
Assets and Liabilities Caption	Credit	Equity	Exchange	Rate

Receivable for open and closed forward foreign currency exchange contracts	$—	$—	$1,418,441	$—
Receivable for open swap contracts	55,886	—	—	3,336

Total Asset Derivatives	$55,886	$—	$1,418,441	$3,336

Net unrealized depreciation	$—	$—	$—	$(5,938)*
Payable for open and closed forward foreign currency exchange contracts	—	—	(1,692,043)	—
Payable for open swap contracts	(118,142)	—	—	(23,724)

Total Liability Derivatives	$(118,142)	$—	$(1,692,043)	$(29,662)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2010 was as follows:

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

Consolidated Statement of			Foreign	Interest
Operations Caption	Credit	Equity	Exchange	Rate

Net realized gain (loss) –
Investment transactions	$—	$—	$(163,800)	$—
Written options	—	—	152,300	—
Financial futures contracts	—	(14,584)	—	344,474
Swap contracts	1,238,903	(20,242)	—	(410,356)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(4,006,373)	—

Total	$1,238,903	$(34,826)	$(4,017,873)	$(65,882)

Change in unrealized appreciation (depreciation) –
Investments	$—	$—	$158,038	$—
Written options	—	—	(83,337)	—
Financial futures contracts	—	—	—	12,465
Swap contracts	(326,009)	3,236	—	123,329
Foreign currency and forward foreign currency exchange contracts	—	—	(784,761)	—

Total	$(326,009)	$3,236	$(710,060)	$135,794

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2010, which are indicative of the volume of these derivative types, were approximately $7,202,000, $94,951,000 and $13,837,000, respectively.

The average principal amount of purchased option contracts outstanding during the year ended October 31, 2010, which is indicative of the volume of this derivative type, was approximately $4,651,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

International Income Portfolio as of October 31, 2010

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$38,649,651	$—	$38,649,651
Collateralized Mortgage Obligations	—	5,171,498	—	5,171,498
Mortgage Pass-Throughs	—	18,930,081	—	18,930,081
Precious Metals	5,979,255	—	—	5,979,255
Short-Term – Foreign Government Securities	—	80,205,526	—	80,205,526
Short-Term – Other Securities	—	17,001,476	—	17,001,476

Total Investments	$5,979,255	$159,958,232	$—	$165,937,487

Forward Foreign Currency Exchange Contracts	$—	$1,418,441	$—	$1,418,441
Swap Contracts	—	59,222	—	59,222

Total	$5,979,255	$161,435,895	$—	$167,415,150

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,692,043)	$—	$(1,692,043)
Swap Contracts	—	(141,866)	—	(141,866)
Futures Contracts	(5,938)	—	—	(5,938)

Total	$(5,938)	$(1,833,909)	$—	$(1,839,847)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

International Income Portfolio as of October 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of International Income Portfolio:
We have audited the accompanying consolidated statement of assets and liabilities of International Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2010, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the three years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007. These consolidated financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of International Income Portfolio and subsidiary as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 23, 2010

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance International Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement for International Income Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and to the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

Eaton Vance International Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board also evaluated the responses of EVM and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board considered the fact that EVM had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM and BMR, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2007	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 1959	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

John R. Baur 1970	Vice President	Of the Trust since 2008 and of the Portfolio since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 37 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Michael A. Cirami 1975	Vice President	Of the Trust since 2008 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 1963	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

John H. Croft 1962	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 1972	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Christine M. Johnston 1972	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Aamer Khan 1960	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Thomas H. Luster 1962	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 1961	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 33 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 1957	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Susan Schiff 1961	Vice President	Of the Trust since 2002 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Thomas Seto 1962	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

David M. Stein 1951	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

Eric A. Stein 1980	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 34 registered investment companies managed by EVM or BMR.

Dan R. Strelow 1959	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 33 registered investment companies managed by EVM or BMR.

Mark S. Venezia 1949	Vice President of the Trust and President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 73 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

This Page Intentionally Left Blank

Investment Adviser of
International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance International Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance International Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3042-12/10	INTLISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010, by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/09	10/31/10

Audit Fees	$34,860	$54,860

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$16,060	$16,060

All Other Fees(3)	$2,500	$900

Total	$53,420	$71,820

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/09	10/31/10

Registrant	$18,560	$16,960

Eaton Vance(1)	$280,861	$278,901

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: December 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: December 21, 2010

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: December 21, 2010